Employee deferred compensation	12 Months Ended
Dec. 31, 2014
Employee deferred compensation
28 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, two-year moratorium periods on early retirement and certain other terms. All deferred compensation plans are subject to non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2014 and prior years that was recognized in the consolidated statements of operations during 2014, 2013 and 2012, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2014 and prior years outstanding as of December 31, 2014 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the >>>fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2015 began in 2015 and thus had no impact on the 2014 consolidated financial statements.
Deferred compensation expense
in	2014	2013	2012
Deferred compensation expense (CHF million)
Share awards	939	814	786
Performance share awards	611	590	366
Contingent Capital Awards	214	–	–
Capital Opportunity Facility awards	13	–	–
Plus Bond awards [1]	36	37	–
2011 Partner Asset Facility awards [2]	7	77	677
Adjustable Performance Plan share awards [3]	0	31	74
Adjustable Performance Plan cash awards [3]	0	4	286
Restricted Cash Awards	92	145	165
Scaled Incentive Share Units [3]	(3)	41	97
Incentive Share Units [4]	0	(3)	62
2008 Partner Asset Facility awards [5]	87	93	173
Other cash awards	404	434	362
Discontinued operations	(8)	(21)	(23)
Total deferred compensation expense	2,392	2,242	3,025

Total shares delivered (million)
Total shares delivered	37.1	33.7	31.6
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2014
Estimated unrecognized compensation expense (CHF million)
Share awards	762
Performance share awards	231
Contingent Capital Awards	210
Capital Opportunity Facility awards	5
Plus Bond awards	4
Restricted Cash Awards	41
Other cash awards	166
Total	1,419

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2015 for 2014.
Deferred compensation awards for 2014
In January 2015, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation above CHF/USD 250,000 or the local currency equivalent.
Share awards
Share awards granted in January 2015 are similar to those granted in January 2014. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share awards vest equally on each of the three anniversaries of the grant date. Share awards granted in January 2011 vest over a four-year period. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On January 16, 2015, the Group granted 37.2 million share awards with a total value of CHF 642 million. The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the two business days ended January 16, 2015. Share awards granted after January 1, 2014 do not include the right to receive dividend equivalents during the vesting period. The fair value of each share award was CHF 16.94 on the grant date. The fair value was based on a valuation using the Group share price on the date of grant and discounted for expected dividends for 2015, 2016 and 2017 of CHF 0.66, CHF 1.03 and CHF 1.39, respectively. The estimated unrecognized compensation expense of CHF 643 million was determined based on the fair value of the award on the grant date, includes the current estimate of future forfeitures and will be recognized over the three-year vesting period, subject to early retirement rules. On January 16, 2014 and January 17, 2013, the Group granted 30.2 million and 37.9 million share awards with a total value of CHF 827 million and CHF 950 million, and a fair value of each share award granted of CHF 28.13, the Group’s closing share price on the grant date discounted for future expected dividends, and CHF 26.44, the closing share price on the grant date, respectively.
In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2014, 2013 and 2012, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions. On January 16, 2015, the Group granted 1.6 million blocked shares with a total value of CHF 36 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2014. On January 16, 2014 and January 17, 2013, the Group granted 0.6 million and 0.2 million blocked shares with a total value of CHF 18 million and CHF 6 million, respectively.
Share award activities
	2014		2013		2012
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	72.9	30.09	55.8	34.28	48.1	41.91
Granted	37.6	27.60	40.4	26.43	25.1	23.44
Settled	(29.5)	30.43	(20.0)	34.09	(14.9)	40.20
Forfeited	(3.9)	32.20	(3.3)	31.80	(2.5)	37.36
Balance at end of period	77.1	28.64	72.9	30.09	55.8	34.28
of which vested	6.2	–	5.8	–	3.9	–
of which unvested	70.9	–	67.1	–	51.9	–
Performance share awards
Members of the Executive Board, managing directors and all material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards, which are subject to explicit performance-related clawback provisions. Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Unlike the share awards, outstanding performance shares are subject to a negative adjustment in the event of a divisional loss, unless there is a negative ROE that would call for a negative adjustment greater than the divisional adjustment for the year, in which case the negative adjustment is based on a negative ROE. For employees in Shared Services, the negative adjustment only applies in the event of a negative ROE and is not linked to the performance of the divisions.
The performance share awards granted in 2015 are identical to those granted in 2014, 2013 and 2012, with the exception of the performance criteria, which in 2015 and 2014 were based on strategic ROE, compared to the performance criteria in 2013 and 2012, which were based on underlying ROE and reported ROE, respectively.
On January 16, 2015, the Group granted 30.7 million performance share awards with a total value of CHF 529 million. The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the two business days ended January 16, 2015. The fair value of each performance share award was CHF 16.94 on the grant date. Performance share awards granted after January 1, 2014 do not include the right to receive dividend equivalents during the vesting period. The fair value was based on a valuation using the Group share price on the date of grant and discounted for expected dividends for 2015, 2016 and 2017 of CHF 0.66, CHF 1.03 and CHF 1.39, respectively. The estimated unrecognized compensation expense of CHF 533 million was determined based on the fair value of the award on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the three-year vesting period. On January 16, 2014 and January 17, 2013, the Group granted 24.2 million and 26.4 million performance share awards with a total value of CHF 663 million and CHF 660 million and a fair value of each performance share award granted of CHF 28.13, the Group’s closing share price on the grant date discounted for future expected dividends, and CHF 26.44, the closing share price on the grant date, respectively.
Performance Share award activities
	2014		2013		2012
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	41.4	25.51	23.3	23.90	–	–
Granted	24.3	28.13	26.6	26.44	23.7	23.90
Settled	(16.0)	25.27	(7.6)	23.90	0.0	0.00
Forfeited	(1.5)	26.28	(0.9)	24.92	(0.4)	23.90
Balance at end of period	48.2	26.89	41.4	25.51	23.3	23.90
of which vested	3.3	–	2.7	–	0.9	–
of which unvested	44.9	–	38.7	–	22.4	–
Contingent Capital Awards
CCA were granted in January 2015 and 2014 as part of 2014 and 2013 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA provide a conditional right to receive semi-annual cash payments of interest equivalents at a rate of 4.85% and 4.75% per annum over the six-month Swiss franc >>>London Interbank Offered Rate (LIBOR) or 5.75% and 5.33% per annum over the six-month US dollar LIBOR, for Swiss franc and US-denominated awards for 2015 and 2014, respectively, until settled. Employees who received compensation in Swiss francs could elect to receive CCA denominated in Swiss francs or US dollars, and all other employees received CCA denominated in US dollars.
CCA are scheduled to vest on the third anniversary of the grant date and will be expensed over three years from the grant date. However, because CCA qualify as additional tier 1 capital of the Group, the timing and form of distribution upon settlement is subject to approval by the >>>Swiss Financial Market Supervisory Authority FINMA (FINMA). At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The Group will determine that fair value at its discretion. The Group intends to grant CCA as one of its annual deferred variable compensation awards in future years.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero if any of the following trigger events were to occur:
– the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
– FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On January 16, 2015, the Group awarded CHF 360 million of CCA that will be expensed over the three-year period from the grant date. CCA were awarded as deferred variable compensation to managing directors and directors. The estimated unrecognized compensation expense of CHF 418 million was determined based on the fair value of the award on the grant date, includes the current estimated outcome of the relevant performance criteria, estimated future forfeitures and the expected semi-annual cash payments of interest and will be recognized over the three-year vesting period. On January 16, 2014, the Group awarded CHF 391 million of CCA.
Plus Bond awards
Managing directors and directors in the Investment Banking division received a portion of their 2012 deferred variable compensation in the form of Plus Bond awards. The Plus Bond award is essentially a fixed income instrument, denominated in US dollars, which provides a coupon payment that is commensurate with market-based pricing. Plus Bond award holders are entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of LIBOR plus 7.875% per annum until settlement. The Plus Bond will settle in the summer of 2016 based on the amount of the initial award less portfolio losses, if any, in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards is based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities that are held in inventory by various trading desks of the Investment Banking division. While the Plus Bond award is a cash-based instrument, the Group reserves the right to settle the award in Group shares based on the share price at the time of final distribution. In addition, subject to oversight procedures, the Group retains the right to prepay all or a portion of the Plus Bond award in cash at any time and, in the event of certain regulatory developments or changes in capital treatment, exchange the award into Group shares. The Plus Bond award plan contributes to a reduction of the Group’s >>>risk-weighted assets and constitutes a risk transfer from the Group to the Plus Bond award holders.
The Plus Bonds provided to Investment Banking employees had a fair value of CHF 187 million and were fully vested and expensed on the grant date of December 31, 2012.
Managing directors and directors outside of the Investment Banking division were given the opportunity in early 2013 to voluntarily reallocate a portion of the share award component of their deferred awards into the Plus Bond award. The Plus Bond awards resulting from the voluntary reallocation offer had a notional value of CHF 38 million, will vest on the third anniversary of the grant date in January 17, 2016 and will be expensed over the vesting period.
Restricted Cash Awards
Managing directors and directors in the Investment Banking division received the cash component of their 2012 variable compensation in the form of Restricted Cash Awards. These awards are cash payments made on the grant date, but are subject to a pro-rata repayment by the employee in the event of voluntary resignation or termination for cause within three years of the award grant. The Restricted Cash Award is reported as part of the deferred compensation award for the Group even though the award is fully settled at grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions.
On January 17, 2013, the Group granted Restricted Cash Awards with a total value of CHF 299 million.
2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of their deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s >>>derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.
Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012.
The PAF2 units have a stated maturity of four years, but may be extended to nine years at the election of either the Group or the holders acting collectively. This election will not be made later than the end of the third year following the grant date. PAF2 units are denominated in Swiss francs and US dollars. Holders will receive a semi-annual cash interest payment equivalent to an annual return of 5% (Swiss franc-denominated awards) or 6.5% (US dollar-denominated awards) applied to the then current balance of the PAF2 units. At maturity, PAF2 holders will receive a final settlement in an amount equal to the original award value less any losses. The Group can settle the PAF2 units in cash or an equivalent value in shares at its discretion.
In January 2012, the Group awarded PAF2 units with a fair value of CHF 499 million and the associated compensation expenses were fully expensed in the first quarter of 2012, as the awards were fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.
PAF2 awards were linked to a portfolio of the Group’s credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards in March 2014, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: i) Capital Opportunity Facility (COF): participants elect for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and ii) CCA: participants elect to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards. The principal differences between the two forms of CCA are that these CCA are expected to settle approximately one year earlier and provide semi-annual cash payments of interest equivalents at slightly lower rates. Settlement is expected to occur in February 2016, subject to regulatory approvals.
In March 2014, 5,084 employees converted their PAF2 holdings of CHF 684 million into CCA (CHF 516 million) and COF (CHF 168 million).
Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred compensation plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan cash awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan) and 2010 (2010 Adjustable Performance Plan).
The 2009 Adjustable Performance Plan cash awards were fully vested and expensed as of December 31, 2012 and were delivered in the first half of 2013.
The 2010 Adjustable Performance Plan cash awards vest over a four-year period, with the final payout value subject to an upward or downward adjustment, depending on the financial performance of the specific business areas and the Group ROE. The adjustments are determined on an annual basis, increasing or decreasing the outstanding balances by a percentage equal to the reported ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative ROE applies for that year and is greater than the divisional adjustment. For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding 2010 Adjustable Performance Plan cash awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support.
In July 2012, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards at a conversion price of CHF 16.29. Adjustable Performance Plan holders elected to convert CHF 498 million of their Adjustable Performance Plan cash awards into the new Adjustable Performance Plan share awards during the election period, which represented an approximate conversion rate of 50%. Each Adjustable Performance Plan share award had a grant-date fair value of CHF 16.79 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original Adjustable Performance Plan cash award.
Upon conversion, CHF 453 million of the liability related to Adjustable Performance Plan cash awards that were converted into the Adjustable Performance Plan share awards was reclassified to total shareholders’ equity.
Adjustable Performance Plan share award activities
	2014		2013		2012
	Number of APP share awards in million		Number of APP share awards in million		Number of APP share awards in million
Adjustable Performance Plan share awards
Balance at beginning of period	14.5		30.8		–
Granted	0.8	[1]	1.2	[1]	31.0
Settled	(7.6)		(17.2)		0.0
Forfeited	(0.4)		(0.3)		(0.2)
Balance at end of period	7.3		14.5		30.8
of which vested	1.1		1.2		0.3
of which unvested	6.2		13.3		30.5
1
Represents additional units earned in the first quarter of 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Scaled Incentive Share Unit
The Scaled Incentive Share Unit (SISU) plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to Incentive Share Units (ISUs) (refer to Incentive Share Unit below) except with a four-year vesting period, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The SISU base unit vests equally on each of the four anniversaries of the grant date, whereas the SISU leverage unit will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to an average of the reported ROE. If the average ROE over the four-year vesting period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year vesting period will be determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest.
The number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.
Scaled Incentive Share Unit activities
	2014	2013	2012
SISU awards (million)
Balance at beginning of period	4.7	9.6	14.7
Settled	(4.6)	(4.8)	(4.9)
Forfeited	(0.1)	(0.1)	(0.2)
Balance at end of period	0.0	4.7	9.6
of which vested	0.0	1.2	1.7
of which unvested	0.0	3.5	7.9
Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price on the grant date. The ISU base unit vests equally on each of the three anniversaries of the grant date, whereas the ISU leverage unit will only vest on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest.
In 2013, the ISU leverage units granted for 2009 were settled but did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 53.71. In 2012, the ISU leverage units granted for 2008 were settled with a value for each outstanding leverage unit equivalent to 0.986 Group shares.
Incentive Share Unit activities
	2014	2013	2012
ISU awards (million)
Balance at beginning of period	1.2	3.6	13.3
Settled	(0.1)	(1.8)	(8.8)
Forfeited	(0.5)	(0.6)	(0.9)
Balance at end of period	0.6	1.2	3.6
of which vested	0.1	0.1	0.4
of which unvested	0.5	1.1	3.2
2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.
The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.
The PAF awards, which have a contractual term of eight years, are fully vested. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.
In June 2012, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. The new PAF awards are subject to the same contractual term, vesting period, performance criteria, settlement and other terms and conditions as the original PAF awards and constitute an additional risk transfer to employees on the expanded portfolio of assets that was removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage. As of the June 2012 election date, approximately 41% of employees holding PAF awards elected to exchange their existing PAF awards for the new PAF awards. Compensation expense for the new PAF awards will be updated at each reporting period date to reflect any change in the underlying fair value of the expanded portfolio of reference assets in addition to the original portfolio of PAF assets until the awards are finally settled. There was no impact on compensation expense on the exchange dates.
Other cash awards
Other cash awards consist of voluntary deferred compensation plans, systematic market making plans and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Delivered shares
In 2014, the majority of the Group’s share delivery obligation was covered by market purchases. During 2013 and 2012, share obligations were covered primarily through the issuances of shares from conditional capital. In the second half of 2013, the Group resumed purchasing shares in the market to cover a portion of its share delivery obligation. The Group intends to cover the majority of its future share delivery obligations through market purchases.

Bank
Employee deferred compensation
27 Employee deferred compensation
Deferred compensation for employees
> Refer to “Note 28 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2014 and prior years that was recognized in the consolidated statements of operations during 2014, 2013 and 2012, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2014 and prior years outstanding as of December 31, 2014 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized.
Deferred compensation expense
in	2014	2013	2012
Deferred compensation expense (CHF million)
Share awards	935	806	773
Performance share awards	610	580	362
Contingent Capital Awards	213	–	–
Capital Opportunity Facility awards	13	–	–
Plus Bond awards [1]	36	37	–
2011 Partner Asset Facility awards [2]	7	77	675
Adjustable Performance Plan share awards [3]	0	30	71
Adjustable Performance Plan cash awards [3]	0	4	281
Restricted Cash Awards	92	145	165
Scaled Incentive Share Units [3]	(3)	38	95
Incentive Share Units [4]	0	(3)	62
2008 Partner Asset Facility awards [5]	87	93	173
Other cash awards	394	430	363
Discontinued operations	(8)	(21)	(23)
Total deferred compensation expense	2,376	2,216	2,997

Total shares delivered (million)
Total shares delivered	36.5	32.6	30.9
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Including forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2014
Estimated unrecognized compensation expense (CHF million)
Share awards	759
Performance share awards	229
Contingent Capital Awards	210
Capital Opportunity Facility awards	5
Plus Bond awards	4
Restricted Cash Awards	41
Other cash awards	158
Total	1,406

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2015 for 2014.
Share awards
On January 16, 2015, the Bank granted 36.9 million share awards with a total value of CHF 636 million. The estimated unrecognized compensation expense of CHF 638 million was determined based on the >>>fair value of the award on the grant date, includes the current estimate of future forfeitures and will be recognized over the three-year vesting period, subject to early retirement rules. On January 16, 2014 and January 17, 2013, the Bank granted 30.1 million and 37.8 million share awards with a total value of CHF 824 million and CHF 947 million, respectively.
On January 16, 2015, the Bank granted 1.5 million blocked shares with a total value of CHF 35 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2014. On January 16, 2014 and January 17, 2013, the Bank granted 0.5 million and 0.1 million blocked shares with a total value of CHF 15 million and CHF 3 million, respectively.
Share award activities
	2014		2013		2012
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	72.2	30.07	55.1	34.27	47.6	41.91
Granted	37.3	27.60	40.0	26.43	24.5	23.39
Settled	(29.1)	30.41	(19.6)	34.12	(14.6)	40.43
Forfeited	(3.9)	32.24	(3.3)	32.04	(2.4)	36.96
Balance at end of period	76.5	28.63	72.2	30.07	55.1	34.27
of which vested	6.1	–	5.8	–	3.9	–
of which unvested	70.4	–	66.4	–	51.2	–
Performance share awards
On January 16, 2015, the Bank granted 30.3 million performance share awards with a total value of CHF 523 million. The estimated unrecognized compensation expense of CHF 527 million was determined based on the fair value of the award at the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the three-year vesting period. On January 16, 2014, and January 17, 2013, the Bank granted 23.9 million and 26.0 million performance share awards with a total value of CHF 654 million and CHF 651 million, respectively.
Performance share award activities
	2014		2013		2012
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	40.7	25.51	22.9	23.90	–	–
Granted	24.0	28.13	26.2	26.44	23.3	23.90
Settled	(15.8)	25.27	(7.5)	23.90	0.0	0.00
Forfeited	(1.4)	26.28	(0.9)	24.92	(0.4)	23.90
Balance at end of period	47.5	26.89	40.7	25.51	22.9	23.90
of which vested	3.2	–	2.7		0.9	–
of which unvested	44.3	–	38.0		22.0	–
Contingent Capital Awards
On January 16, 2015, the Bank awarded CHF 355 million of Contingent Capital Awards (CCA) that will be expensed over the three-year period from the grant date. The estimated unrecognized compensation expense of CHF 413 million was determined based on the fair value of the award on the grant date, includes the current estimated outcome of the relevant performance criteria, estimated future forfeitures and the expected semi-annual cash payments of interest and will be recognized over the three-year vesting period. On January 16, 2014, the Bank awarded CHF 391 million of CCA.
2011 Partner Asset Facility
In January 2012, the Bank awarded 2011 Partner Asset Facility (PAF2) units with a fair value of CHF 497 million and the associated compensation expenses were fully expensed in the first quarter of 2012, as the awards were fully vested as of March 31, 2012.
Adjustable Performance Plan Awards
In July 2012, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective unvested Adjustable Performance Plan cash awards into Adjustable Performance Plan share awards. Adjustable Performance Plan holders elected to convert CHF 479 million of their Adjustable Performance Plan cash awards into the new Adjustable Performance Plan share awards during the election period, which represented an approximate conversion rate of 50%.
Upon conversion, CHF 435 million of the liability related to Adjustable Performance Plan cash awards that were converted into the Adjustable Performance Plan share awards were reclassified to total shareholder’s equity.
Adjustable Performance Plan share award activities
	Number of APP share awards in million
	2014		2013		2012
Adjustable Performance Plan share awards
Balance at beginning of period	14.0		29.7		–
Granted	0.8	[1]	1.1	[1]	29.9
Settled	(7.3)		(16.5)		0.0
Forfeited	(0.4)		(0.3)		(0.2)
Balance at end of period	7.1		14.0		29.7
of which vested	1.1		1.2		0.3
of which unvested	6.0		12.8		29.4
1
Represents additional units earned in the first quarter of 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Scaled Incentive Share Unit
Scaled Incentive Share Unit activities
	2014	2013	2012
SISU awards (million)
Balance at beginning of period	4.6	9.4	14.4
Settled	(4.5)	(4.7)	(4.8)
Forfeited	(0.1)	(0.1)	(0.2)
Balance at end of period	0.0	4.6	9.4
of which vested	0.0	1.2	1.7
of which unvested	0.0	3.4	7.7
Incentive Share Unit
Incentive Share Unit activities
	2014	2013	2012
ISU awards (million)
Balance at beginning of period	1.2	3.6	13.2
Settled	(0.1)	(1.8)	(8.7)
Forfeited	(0.5)	(0.6)	(0.9)
Balance at end of period	0.6	1.2	3.6
of which vested	0.1	0.1	0.4
of which unvested	0.5	1.1	3.2